Stock Options (Details) - Schedule of company estimated realization of vesting conditions - DeepGreen Metals Inc. [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Stock Options (Details) - Schedule of company estimated realization of vesting conditions [Line Items]
Number of Options	5,300,000
March 1, 2019 [Member]
Stock Options (Details) - Schedule of company estimated realization of vesting conditions [Line Items]
Vesting condition	Raise $10,000,000
Estimated date of completion	March 1, 2019
Exercise Price | $ / shares	$ 0.75
Number of Options	987,500
Status as at December 31, 2020	Forfeited
June 1, 2019 [Member]
Stock Options (Details) - Schedule of company estimated realization of vesting conditions [Line Items]
Vesting condition	Complete Go Public transaction
Estimated date of completion	June 1, 2019
Exercise Price | $ / shares	$ 0.75
Number of Options	375,000
Status as at December 31, 2020	Forfeited
September 1, 2019 [Member]
Stock Options (Details) - Schedule of company estimated realization of vesting conditions [Line Items]
Vesting condition	Raise $20,000,000
Estimated date of completion	September 1, 2019
Exercise Price | $ / shares	$ 0.75
Number of Options	1,481,500
Status as at December 31, 2020	Vested
March 1, 2020 [Member]
Stock Options (Details) - Schedule of company estimated realization of vesting conditions [Line Items]
Vesting condition	Raise $30,000,000
Estimated date of completion	March 1, 2020
Exercise Price | $ / shares	$ 0.75
Number of Options	978,000
Status as at December 31, 2020	Vested
September 1, 2020 [Member]
Stock Options (Details) - Schedule of company estimated realization of vesting conditions [Line Items]
Vesting condition	Raise $40,000,000
Estimated date of completion	September 1, 2020
Exercise Price | $ / shares	$ 0.75
Number of Options	862,500
Status as at December 31, 2020	Forfeited
December 31, 2020 [Member]
Stock Options (Details) - Schedule of company estimated realization of vesting conditions [Line Items]
Vesting condition	Raise $40,000,000
Estimated date of completion	December 31, 2020
Exercise Price | $ / shares	$ 0.75
Number of Options	500,000
Status as at December 31, 2020	Vested
March 1, 2021 [Member]
Stock Options (Details) - Schedule of company estimated realization of vesting conditions [Line Items]
Vesting condition	Raise $50,000,000
Estimated date of completion	March 1, 2021
Exercise Price | $ / shares	$ 0.75
Number of Options	115,500
Status as at December 31, 2020	Vested